Debt (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of long term debt [abstract]
Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the nine-month periods ended September 30, 2023 and 2022, which includes short and long-term debt:

	As of September 30,
	2023 (1)		2022 (1)
Changes in total debt:
At the beginning of the year	Ps.	2,091,463,996	Ps.	2,249,695,894
Loans obtained - financing institutions (2)	567,881,697		760,249,760
Debt payments	(626,358,506)		(799,148,919)
Accrued interest (3)(4)	112,220,620		110,204,259
Interest paid	(121,388,570)		(123,300,926)
Foreign exchange	(159,041,031)		(64,886,681)
At the end of the period	Ps.	1,864,778,206	Ps.	2,132,813,387
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(2)Petróleos Mexicanos implemented a factoring arrangement to support its suppliers. Amounts as of September 30, 2022 totaled Ps. 1,051,040, which did not represent cash flows.
(3)During 2023, includes Ps. (49,879) of premiums and awards amortizations; Ps. (984,320) of fees and expenses related to the issuance of debt and amortized cost of Ps. 2,462,958.
(4)During 2022, includes Ps. 297,604 of premiums and awards amortizations; Ps. (355,978) of fees and expenses related to the issuance of debt and amortized cost of Ps. 4,500,734.

Summary of Foreign Currency Translation
As of September 30, 2023 and 2022, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	September 30, 2023	September 30, 2022
U.S. dollar	17.6195	20.3058
Japanese yen	0.1180	0.1410
Pounds sterling	21.4975	22.1617
Euro	18.6114	19.7839
Swiss francs	19.2373	20.8072